Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2021	Mar. 31, 2021
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 120,961	¥ 475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(639)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	543,976	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(25,781)	(10,177)
Available-for-sale debt Securities, Total Fair value	664,937	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(26,420)	(31,649)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	120,961	475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(639)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	543,976	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(25,781)	(10,177)
Available-for-sale debt Securities, Total Fair value	664,937	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(26,420)	(31,649)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	83,316	48,367
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(481)	(519)
Available-for-sale debt Securities, 12 months or more Fair value	45,526	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,063)	(2,213)
Available-for-sale debt Securities, Total Fair value	128,842	111,683
Available-for-sale debt Securities, Total Gross unrealized losses	(2,544)	(2,732)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	80,323	45,486
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(357)	(399)
Available-for-sale debt Securities, 12 months or more Fair value	45,526	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,063)	(2,213)
Available-for-sale debt Securities, Total Fair value	125,849	108,802
Available-for-sale debt Securities, Total Gross unrealized losses	(2,420)	(2,612)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	178,324	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,814)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	150,422	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(7,102)	(4,938)
Available-for-sale debt Securities, Total Fair value	328,746	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(8,916)	(10,736)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	178,324	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,814)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	150,422	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(7,102)	(4,938)
Available-for-sale debt Securities, Total Fair value	328,746	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(8,916)	(10,736)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	2,103	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	15,887	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(600)	(1,754)
Available-for-sale debt Securities, Total Fair value	17,990	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(604)	(1,760)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	2,103	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	15,887	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(600)	(1,754)
Available-for-sale debt Securities, Total Fair value	17,990	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(604)	(1,760)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	35,631	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(183)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	22,389	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(916)	(1,152)
Available-for-sale debt Securities, Total Fair value	58,020	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(1,099)	(1,264)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	35,631	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(183)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	22,389	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(916)	(1,152)
Available-for-sale debt Securities, Total Fair value	58,020	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(1,099)	(1,264)
Equity security
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	420,335	759,583
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,121)	(27,907)
Available-for-sale debt Securities, 12 months or more Fair value	778,200	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(36,462)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,198,535	1,283,095
Available-for-sale debt Securities, Total Gross unrealized losses	(39,583)	(48,141)
Equity security | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	417,342	756,702
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,997)	(27,787)
Available-for-sale debt Securities, 12 months or more Fair value	778,200	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(36,462)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,195,542	1,280,214
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (39,459)	¥ (48,021)